LONG-TERM BANK LOANS (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Less: Discounts on government grants	$ (0.1)	$ (1.3)
Less: Current portion	(1,119.7)	(2,709.9)
Long-term bank loans	$ 39,834.5	$ 31,824.4
Bottom of range
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.79%	0.13%
Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.78%	1.78%
NT$ unsecured loans
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 1,700.8	$ 4,410.8
JPY unsecured loans
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 39,253.5	$ 30,124.8